Common shares	12 Months Ended
Dec. 31, 2019
Shareholders' equity:
Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	For the Year Ended
	31-Dec-19		31-Dec-18
	# of shares	$ amount	# of shares	$ amount
As at the beginning of the year	68,573,558	$96,656,248	58,161,133	$88,121,286
Shares retired during the year	(4,166,667)	(1,343,184)	-	-
Shares issued during the year:
Issuance of Common Stock
on the Private Placement	-	-	10,264,946	8,387,451
Exercise of stock options	-	-	6,667	5,067
Transfer from contributed capital
on the exercise of stock options	-	-	-	6,441
Finder’s fee	-	-	140,812	136,003
As at the end of the period	64,406,891	95,313,064	68,573,558	96,656,248

	For the Year Ended
	31-Dec-17
	# of shares	$ amount
As at the beginning of the year	53,856,509	$85,966,393
Shares issued during the year:
Exercise of stock options	7,334	5,710
Rights Offering, net of issue costs	4,187,290	2,029,867
Stock options proceeds receivable	-	30,285
Shares for Debt	110,000	89,031
As at the end of the period	58,161,133	88,121,286

During the fourth quarter of 2019 the Company purchased 4,166,667 common shares in the capital of the Company at a price of $0.30 per common share for total gross costs of $1.25 million plus related costs of $93,184 from AGV. The 4,166,667 shares were cancelled immediately after they were purchased. This transaction was approved by the Toronto Stock Exchange and the Alberta Securities Commission. AGV’s 3,421,648 warrants expired as of October 31, 2019.

In July 2018, the company completed a private placement. In total, AGV purchased 10,264,946 Units at a price of $0.924 per Unit for total gross proceeds of approximately $9,484,810.

A finder’s fee of 3% of the total amount of the Private Placement, which was paid one half in shares and one half in cash during the third quarter of 2018.

On November 3, 2017, NXT closed the Rights Offering that had been announced to existing shareholders on September 26, 2017. The Company issued 4,187,290 common shares a price of $0.50 per common share, for aggregate gross proceeds of $2,093,645. Share issue costs of $63,778 were recorded as a reduction to share capital.

During 2017, the Company settled certain accounts payable to a consultant totaling $78,980 by way of issuing 110,000 common shares at a price per share of $0.718. The cost of issuing these shares of $6,149 were recorded as a reduction to share capital.